AllianzGI Small-Cap Blend Fund
AllianzGI Small-Cap Blend Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	AllianzGI Small-Cap Blend Fund R6
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.91%
[1]	Other Expenses have been restated to reflect current fees.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example	1 Year	3 Years	5 Years	10 Years
AllianzGI Small-Cap Blend Fund | R6 | USD ($)	93	290	504	1,120

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2015 was 148% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund expects to invest principally in U.S. companies but may invest to a lesser extent in non-U.S. companies. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations that are smaller than the largest company in the Russell 2000 Index (approximately $4.7 billion as of June 30, 2015). The portfolio managers generally seek exposure to smaller capitalization companies by employing four distinct small cap strategies or “sleeves” for selecting individual stocks:

• U.S. Systematic Small-Cap.  The U.S. Systemic Small-Cap sleeve normally invests primarily in common stocks of companies with smaller market capitalizations that are listed on U.S. exchanges. The team’s quantitative investment process begins with a proprietary alpha model which blends behavioral and fundamental factors. They also use a sophisticated risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the benchmark.

• Small-Cap Managed Volatility.  The Small-Cap Managed Volatility sleeve selects individual stocks while also focusing on the sleeve’s volatility profile. This focus may result in the sleeve outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance. This strategy utilizes a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions.

• U.S. Small-Cap Growth.  Under the U.S. Small-Cap Growth strategy, the portfolio managers follow a disciplined, fundamental, bottom-up research process for selecting individual stocks. Their strategy focuses upon companies undergoing positive fundamental change, with sustainable growth characteristics.

• Micro-cap.  The Micro-cap sleeve is focused on micro-cap stocks that the portfolio managers believe have the potential for robust growth. The portfolio managers believe that the performance of micro-cap stocks is generally based on factors specific to an individual stock rather than general economic conditions, and the Micro-cap strategy therefore generally favors an actively managed approach.

The allocation of Fund assets among the sleeves discussed above is set from time to time, may vary in size significantly from sleeve to sleeve and may periodically be adjusted through a collaborative effort among the portfolio managers. In addition to common stocks and other equity securities, the Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may also invest a portion of its assets in real estate investment trusts (REITs). In order to gain exposure to desired asset classes or securities, or for hedging or other investment purposes, the Fund may also utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the end of its most recent fiscal year, it may do so at any time.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund’s R6 shares were not outstanding during the periods shown. Class R6 performance would be higher than Institutional Class performance because of the higher expenses paid by Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads). Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information
1/1/15–9/30/15	-2.19%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 10/01/2014–12/31/2014	6.90%
Lowest 07/01/2014–09/30/2014	-6.49%

Average Annual Total Returns (for periods ended 12/31/14)
Average Annual Returns - AllianzGI Small-Cap Blend Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	2.53%	15.10%	Jul. 01, 2013
R6	2.58%	15.16%	Jul. 01, 2013
After Taxes on Distributions | Institutional Class	0.19%	13.00%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	1.41%	10.62%
Russell 2000 Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)	4.89%	15.49%	Jul. 01, 2013
Lipper Small-Cap Growth Funds Average	2.23%	15.67%	Jul. 01, 2013

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.